FINANCIAL STATEMENT PRESENTATION	9 Months Ended
Dec. 31, 2020
FINANCIAL STATEMENT PRESENTATION
FINANCIAL STATEMENT PRESENTATION - including COVID-19 impact

3.    FINANCIAL STATEMENT PRESENTATION

(a)  Compliance with IFRS

These Interim Financial Statements have been prepared in accordance with International Accounting Standard (“IAS”) 34, Interim Financial Reporting, as issued by the International Accounting Standards Board (“IASB”), utilizing the accounting policies Just Energy outlined in its March 31, 2020 annual audited consolidated financial statements, except the adoption of new International Financial Reporting Standards  (“IFRS”). Accordingly, certain information and footnote disclosures normally included in the annual audited consolidated financial statements prepared in accordance with IFRS, as issued by the IASB, have been omitted or condensed.

(b)  Basis of presentation and interim reporting

These Interim Financial Statements should be read in conjunction with and follow the same accounting policies and methods of application as those used in the annual audited consolidated financial statements for the fiscal year ended March 31, 2020.

The Interim Financial Statements are presented in Canadian dollars, the functional currency of Just Energy, and all values are rounded to the nearest thousands, except where otherwise indicated. The Interim Financial Statements are prepared on a going concern basis under the historical cost convention, except for certain financial assets and liabilities that are stated at fair value.

The interim operating results are not necessarily indicative of the results that may be expected for the full fiscal year ending March 31, 2021, due to seasonal variations resulting in fluctuations in quarterly results. Gas consumption by customers is typically highest in October through March and lowest in April through September. Electricity consumption is typically highest in January through March and July through September and lowest in October through December and April through June.

Certain figures in the comparative consolidated financial statements have been reclassified from statements previously presented to conform to the presentation of the current period’s Interim Financial Statements. Please refer to Note 4.

(c)  Going concern

Due to the extreme cold weather throughout the State of Texas, the Company’s ability to continue as a going concern for the next 12 months is dependent on the Company meeting the potential liquidity challenges and potential non-compliance with debt covenants from this event. Commencing on or about February 13, 2021 continuing through February 19, 2021, extreme cold weather caused increases in power demand from higher customer consumption. The increased demand and the rolling blackouts or forced outages demanded by the Electric Reliability Council of Texas (ERCOT) caused the Company to have to balance power supply at very high clearing prices. While the total impact of the weather event is uncertain at this time, based on currently available information the Company estimates substantial losses could be incurred. The total impact may also be impacted by ERCOT final settlement data, impacts of customer credit losses, any state government or regulatory actions, or potential litigation with respect thereto.

There can be no assurance that the Company will be able to address these challenges with its stakeholders or otherwise, and any inability or failure of the Company to appropriately address such challenges could materially and adversely impact the business, operations, financial condition and operating results of the Company. The Company may have further discussions with market participants, including existing stakeholders, regarding any further sources of financing. These material uncertainties may cast significant doubt upon the Company’s ability to continue as a going concern and, accordingly, the ultimate appropriateness of the use of accounting principles applicable to a going concern.

These Interim Financial Statements do not reflect the adjustments to carrying values of assets and liabilities and the reported expenses and statements of financial position classifications that would be necessary if the going concern assumption was deemed inappropriate. These adjustments could be material

(d)  Principles of consolidation

The Interim Financial Statements include the accounts of Just Energy and its directly or indirectly owned subsidiaries and affiliates as at December 31, 2020. Subsidiaries and affiliates are consolidated from the date of acquisition and control and continue to be consolidated until the date that such control ceases. The financial statements of the subsidiaries and affiliates are prepared for the same reporting period as Just Energy using consistent accounting policies. All intercompany balances, sales, expenses and unrealized gains and losses resulting from intercompany transactions are eliminated on consolidation.

(e)  Significant accounting judgments, estimates, and assumptions

The preparation of the Interim Financial Statements requires the use of estimates and assumptions to be made in applying the accounting policies that affect the reported amount of assets, liabilities, income and expenses. The estimates and related assumptions based on previous experience and other factors are considered reasonable under the circumstances, the results of which form the basis for making the assumptions about carrying values of assets and liabilities that are not readily apparent from other sources. There have been no material changes from the disclosures from the Company’s Audited Financial Statements and Notes for the year ended March 31, 2020 with respect to significant accounting judgments, estimates and assumptions.

COVID‑19 impact

As a result of the continued and uncertain economic and business impact of the coronavirus disease (“COVID‑19”) pandemic, Just Energy has reviewed the estimates, judgments and assumptions used in the preparation of the Interim Financial Statements, including with respect to: the determination of whether indicators of impairment exist for the assets and cash-generating units (“CGUs”) and the underlying assumptions used in the measurement of the recoverable amount of such assets or CGUs. Just Energy has also assessed the impact of the COVID‑19 pandemic on the estimates and judgments used in connection with the measurement of deferred income tax assets and the credit risk of Just Energy’s customers. Although Just Energy determined that no significant revisions to such estimates, judgments or assumptions were required for the period ended December 31, 2020, revisions may be required in future periods to the extent that the negative impacts on the business arising from the COVID‑19 pandemic continue or worsen. Any such revision (due to the COVID‑19 pandemic or otherwise) may result in, among other things, write-downs or impairments to the assets or CGUs, and/or adjustments to the carrying amount of the accounts receivable, goodwill or to the valuation of the deferred income tax assets, any of which could have a material impact on the results of operations and financial condition. While Just Energy believes the COVID‑19 pandemic to be temporary, the situation is dynamic and the impact of the COVID‑19 pandemic on the Company’s results of operations and financial condition, including the duration and the impact on overall customer demand, cannot be reasonably estimated at this time.